Shareholders' Equity - Shares Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Stockholders Equity Note [Line Items]
Dollar Amount Paid for Shares Repurchased	$ 552	$ 2,340	$ 533
Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased		0.9	5.1
Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased		0.9	5.1
Dollar Amount Paid for Shares Repurchased	$ 0	$ 0	$ 0
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	3.3	47.8	5.3
Dollar Amount Paid for Shares Repurchased	$ 223	$ 2,264	$ 276
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	5.6	0.7	0.0
Dollar Amount Paid for Shares Repurchased	$ 335	$ 35	$ 0